RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to the Statement of Additional Information

(Class A, C, K, Y shares)

dated May 1, 2014, as revised August 15, 2014

Waivers of Certain Sales Loads

Effective January 9, 2015, the second paragraph of the sub-section titled “Waivers of Certain Sales Loads” under the section titled “Management of the Funds” (on page 38) is amended and restated in its entirety as follows:

Class A share purchases are available without initial or contingent deferred sales loads to:

•	RS Investments, GIS, Guardian, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian, or their subsidiaries;

•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian employees and officers named previously;

•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RSFD;

•	members, officers, and employees of SailingStone;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with RSFD to offer shares at NAV;

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•	any trust company or bank trust department, that has an agreement with RSFD to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs;

•	accounts that held shares of any of RS Select Growth Fund, RS Small Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Mid Cap Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, or RS Value Fund as of October 6, 2006, and have continuously held shares of one or more RS Fund(s) since October 6, 2006; and

•	clients of certain financial intermediaries, such as broker-dealers, if such financial intermediaries have an agreement with RSFD to offer shares at NAV through self-directed brokerage service platforms (investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed brokerage service platform).

RS Investment Trust

Portfolio Managers

The sub-section titled “Portfolio Managers” under the section titled “Investment Advisory and Other Services” is amended to include the following information under the sub-heading indicated.

Under “Ownership of Fund Shares” (on page 71), the table that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers is updated to include the following information, which is stated as of the date noted below:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Michael Ade[1]	RS Emerging Markets Fund RS Emerging Markets Small Cap Fund RS China Fund	None None None

Christopher W. Clark[2]	RS Small Cap Growth Fund RS Growth Fund RS Mid Cap Growth Fund RS Select Growth Fund RS Small Cap Equity Fund	None $10,001 - $50,000 None $10,001 - $50,000 None

Peter Luo[3]	RS Emerging Markets Small Cap Fund	None

[1]	Mr. Ade was appointed portfolio manager of RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, and RS China Fund on January 9, 2015. This information is stated as of December 31, 2014.
[2]	Mr. Clark was appointed co-portfolio manager of RS Small Cap Growth Fund, RS Growth Fund, RS Mid Cap Growth Fund, RS Select Growth Fund, and RS Small Cap Equity Fund on December 1, 2014. This information is stated as of October 6, 2014.
[3]	Mr. Luo was appointed portfolio manager of RS Emerging Markets Small Cap Fund on January 9, 2015. This information is stated as of December 31, 2014.

Under “Other Accounts” (on page 73), the table that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts is updated to include the following information, which is stated as of the date noted below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Michael Ade[1]	0	$0	0	$0	0	$0
Christopher W. Clark[2]	6	$2,608,094	0	$0	11[3]	$1,346,462
Peter Luo[4]	0	$0	0	$0	0	$0

[1]	Mr. Ade was appointed portfolio manager of RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, and RS China Fund on January 9, 2015. This information is stated as of December 31, 2014.
[2]	Mr. Clark was appointed co-portfolio manager of RS Small Cap Growth Fund, RS Growth Fund, RS Mid Cap Growth Fund, RS Select Growth Fund, and RS Small Cap Equity Fund on December 1, 2014. This information is stated as of October 6, 2014.
[3]	The investment adviser to the account receives an advisory fee based on account performance for two of these other accounts, in which the assets total approximately $89,755,081.
[4]	Mr. Luo was appointed portfolio manager of RS Emerging Markets Small Cap Fund on January 9, 2015. This information is stated as of December 31, 2014.

RS Investment Trust

RS Investments

Effective December 1, 2014, the second paragraph on page 64 in the sub-section titled “RS Investments” under the section titled “Investment Advisory and Other Services” was amended and restated in its entirety as follows:

GIS, a wholly owned subsidiary of Guardian, owns a majority of the ownership interests in RS Investments. No person other than GIS owns more than 25% of the ownership interests in RS Investments. Mr. Matthew H. Scanlan, Chief Executive Officer of RS Investments, serves as the Trust’s President and Principal Executive Officer. Ms. Nina Gupta, General Counsel of RS Investments, serves as the Trust’s Chief Legal Officer, Secretary and Vice President. Ms. Shelly Chu, Fund Controller of RS Investments, serves as the Trust’s Treasurer and Principal Financial and Accounting Officer. Mr. Randall S. Hegarty, Chief Compliance Officer of RS Investments, serves as Senior Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer of the Trust. Mmes. Marianne Clark and Jessica R. Hale, each Counsel of RS Investments, serve as the Trust’s Assistant Secretaries. Mr. Glen M. Wong, Fund Controller of RS Investments, serves as the Trust’s Assistant Treasurer. The board of directors of RS Investments consists of eight members, including a chairman who is the Chief Executive Officer of Guardian, three other members designated by GIS, two members selected by RS Investments, one non-employee member selected by GIS and one non-employee member selected by the management of RS Investments.

Trustees and Officers – Identification and Background

Effective October 6, 2014, the following information was added to the table on page 33 in the sub-section titled “Trustees and Officers – Identification and Background” under the section titled “Management of the Funds”:

Name, Address, and Month and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee++
Interested Trustees and Principal Officers

Randall S. Hegarty November 1973	Senior Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	Since October 2014	Chief Compliance Officer, RS Investments, since October 2014; Senior Counsel II/Vice President, Union Bank N.A. (May 2012 – September 2014); Senior Counsel/ Director, Blackrock Inc. (May 2005 – April 2012).	N/A	N/A

Effective October 6, 2014, references to James L. Smith were removed.

January 9, 2015